INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The components of income before income taxes were as follows:

	Years ended December 31,
	2025	2024	2023
Domestic (British Virgin Islands)	$(4,662,118)	$(5,154,775)	$(4,480,003)
Foreign	(3,949,519)	(2,138,147)	(2,114,439)

Loss before income taxes	$(8,611,637)	$(7,292,922)	$(6,594,442)

The components of the provision for income tax expense were as follows:

Years ended December 31,
	2025	2024	2023
Current income tax expense:
Domestic	$—	$—	$—
Foreign covering
- HK SAR	—	—	—
- Taiwan	—	—	—
- Singapore	—	—	—
Total income tax expense	—	—	—

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022

(Stated in US Dollars, except for number of shares)

British Virgin Islands

VSME, VSM and VS Media BVI are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

HK SAR

On March 21, 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 21, 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

Taiwan

In accordance with the R.O.C. Income Tax Law, the standard enterprise income tax rate is 20% for companies with taxable income exceeding NT$120,000. Companies with taxable income under NT$120,000 are exempt from tax. Companies with taxable income between NT$120,000 and NT$200,000, enterprise income tax is calculated at a 20% rate on half of the taxable amount exceeding NT$120,000.

Singapore

For the years ended December 31, 2025, 2024 and 2023, Singapore corporate income tax is calculated at the rate of 17% on the chargeable income of the subsidiaries incorporated in Singapore in accordance with Singapore Income Tax Act.

The Company’s effective tax rate was as follows as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
British Virgin Islands	—	—
HK SAR	16.5%	16.5%
Taiwan	20.0%	20.0%
Singapore	17.0%	17.0%

A reconciliation between income tax expenses computed by applying the statutory rate of Hong Kong tax regime to loss from income taxes and the actual income tax expense is as follows:

	Years ended December 31,
	2025	2024	2023
Statutory rates in HK SAR	16.5%	16.5%	16.5%
Statutory rates in Taiwan	20.0%	20.0%	20.0%
Statutory rates in Singapore	17.0%	17.0%	17.0%
Tax effect of income not taxable in HK SAR	(16.5)%	(16.5)%	(16.5)%
Tax effect on utilization of tax losses in Taiwan	(20.0)%	(20.0)%	(20.0)%
Tax effect of income not taxable in Singapore	(17.0)%	(17.0)%	(17.0)%
The Company’s effective tax rate	0.0%	0.0%	0.0%

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2025 and 2024:

	As of December 31,
Deferred tax assets, net	2025	2024
Net operating losses carryforwards	$2,289,316	$2,114,470
Less: valuation allowance	(2,289,316)	(2,114,470)
Deferred tax assets, net	$—	$—

The movement of valuation allowance is as follows:

	Years ended December 31,
	2025	2024	2023
Balance as of beginning of the year	$2,114,470	$1,771,321	$1,610,704
Additions	174,846	343,149	160,617
Balance as of end of the year	$2,289,316	$2,114,470	$1,771,321

As of December 31, 2025 and 2024, the operations incurred approximately $13.7 million and $12.7 million, respectively of cumulative net operating losses, which can be carried forward to offset future taxable income. Net operating losses from Hong Kong and Singapore can be carried forward indefinitely but cannot be carried back to prior years. As of December 31, 2025, net operating loss carryforwards from Taiwan will expire in calendar years 2026 through 2036, if not utilized. There are no group relief provisions for losses or transfers of assets under Hong Kong or Taiwan tax regime. Each company within a corporate group is taxed as a separate entity. The Company has provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes that it is more likely that not all of these assets will be realized in the future. The valuation allowance is reviewed annually.

There was no income taxes paid during the years ended December 31, 2025, 2024 and 2023.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2025, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)